Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowance for credit loss, current	$ 39	$ 39
Long-term investments and other assets, credit losses	$ 1	$ 1
Common shares (note 25)
Common shares outstanding (shares)	280,269,038	279,494,299
Common shares issued (shares)	280,300,000	279,500,000